Consolidated Statements of Changes in Equity (Parenthetical) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Reclassification of unrealized loss on available-for-sale debt securities to net income when realized, net of tax effect			¥ 175